Business Segment Information (Schedule of Balance Sheet Information by Reportable Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Consolidated VIEs, Total assets	$ 5,705		$ 5,360
Goodwill	1,761		1,265	$ 1,265
Equity in and advances to related companies	881		846
Government Solutions
Segment Reporting Information [Line Items]
Consolidated VIEs, Total assets	3,379		2,711
Goodwill	1,589		978	$ 977
Equity in and advances to related companies	145		147
Sustainable Technology Solutions
Segment Reporting Information [Line Items]
Consolidated VIEs, Total assets	1,440		1,669
Goodwill	172	$ 19	287
Equity in and advances to related companies	736		699
Other
Segment Reporting Information [Line Items]
Consolidated VIEs, Total assets	$ 886		$ 980